UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund

Eaton Vance Arkansas Municipal Income Fund

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Kentucky Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Tennessee Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Alabama Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Security	Principal Amount (000’s omitted)	Value
Education — 7.5%
Auburn University, 5.00%, 6/1/36	$1,025	$1,147,785
Morgan County Board of Education, 5.00%, 3/1/35	865	959,155
University of Alabama, 5.00%, 7/1/34	1,500	1,675,350
University of Alabama in Huntsville, 4.00%, 4/1/36	1,000	988,880

		$4,771,170

Electric Utilities — 5.3%
Florence Electric Revenue, 4.00%, 6/1/33	$1,585	$1,635,213
Foley Utilities Board, 5.00%, 11/1/28	1,500	1,727,445

		$3,362,658

General Obligations — 16.8%
Auburn, 5.25%, 12/1/27	$1,000	$1,161,640
Baldwin County, 4.00%, 1/1/26	1,815	1,986,535
Homewood, 5.00%, 9/1/42	1,000	1,094,840
Huntsville, 5.00%, 5/1/33	1,025	1,165,005
Madison, 4.00%, 4/1/28	1,400	1,465,478
Madison, 5.15%, 2/1/39	1,250	1,368,500
Mobile, 5.00%, 2/15/27	1,000	1,098,820
Oxford, 5.00%, 2/1/32	1,205	1,353,914

		$10,694,732

Hospital — 13.5%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)(2)	$1,740	$1,889,379
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,694,550
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,101,990
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	425,144
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	790,162
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	413,304
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,136,960
University of Alabama, Hospital Revenue, 5.75%, to 9/1/18 (Put Date), 9/1/22	1,000	1,162,400

		$8,613,889

Industrial Development Revenue — 3.3%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$630,906
Phenix City Industrial Development Board, Environmental Improvement Revenue, (MeadWestvaco Coated Board Project), (AMT), 4.125%, 5/15/35	645	597,031
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	845,070

		$2,073,007

Insured-Education — 6.9%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,080,270
Alabama State University, (AGC), 4.75%, 5/1/33	475	511,238
Auburn University, (AGM), 5.00%, 6/1/38	250	276,935
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,323,283
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,221,433

		$4,413,159

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$471,908
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	605	608,521

		$1,080,429

Insured-Escrowed/Prerefunded — 6.7%
Gadsden, (AMBAC), Prerefunded to 8/1/13, 5.125%, 8/1/28	$2,000	$2,036,340
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,208,869

		$4,245,209

Insured-Lease Revenue/Certificates of Participation — 4.2%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$536,685
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,100	1,461,944
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	637,931

		$2,636,560

Insured-Special Tax Revenue — 3.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,855	$1,716,710
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	405,681

		$2,122,391

Insured-Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$883,580
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,211,023

		$2,094,603

Insured-Water and Sewer — 9.3%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,423,303
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,115,260
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	803,123
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	509,626
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,075,050

		$5,926,362

Other Revenue — 2.6%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,663,065

		$1,663,065

Special Tax Revenue — 7.2%
Decatur Board of Education, 4.00%, 2/1/24	$1,475	$1,621,423
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	145	158,586
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	169,789
Homewood City Board of Education, 5.00%, 4/1/32	500	558,955
Hoover Board of Education, 5.00%, 2/15/25	1,000	1,162,420
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	556,481
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	378,794

		$4,606,448

Transportation — 2.7%
Alabama Federal Aid Highway Finance Authority, 5.00%, 9/1/26	$1,500	$1,733,475

		$1,733,475

Water and Sewer — 7.5%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,476,706

2

Security	Principal Amount (000’s omitted)	Value
Birmingham, Waterworks Board, 5.00%, 1/1/38	$1,000	$1,094,340
Opelika Utilities Board, 5.25%, 6/1/36	500	553,090
Opelika Utilities Board, 5.25%, 6/1/41	500	549,190
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,099,830

		$4,773,156

Total Tax-Exempt Investments — 101.8% (identified cost $61,316,696)		$64,810,313

Other Assets, Less Liabilities — (1.8)%		$(1,169,598)

Net Assets — 100.0%		$63,640,715

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 34.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $735,860.

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	5 U.S. Long Treasury Bond	Short	$(703,194)	$(700,156)	$3,038

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $3,038.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,446,686

Gross unrealized appreciation	$4,244,858
Gross unrealized depreciation	(591,231)

Net unrealized appreciation	$3,653,627

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,810,313	$—	$64,810,313
Total Investments	$—	$64,810,313	$—	$64,810,313
Futures Contracts	$3,038	$—	$—	$3,038
Total	$3,038	$64,810,313	$—	$64,813,351

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Arkansas Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$500	$605,620
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	300,652

		$906,272

Education — 6.5%
Texas A&M University, 5.00%, 7/1/26	$200	$247,038
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	547,650
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	273,545
University of Arkansas, (UAMS Campus), 4.00%, 11/1/34	2,000	2,029,780
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	860,430
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32	500	514,215

		$4,472,658

Electric Utilities — 0.7%
Independence County Pollution Control Revenue, (Entergy Arkansas Inc.), 2.375%, 1/1/21	$500	$494,935

		$494,935

Escrowed/Prerefunded — 5.7%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$311,315
Benton, School District No. 8, Prerefunded to 8/1/13, 4.80%, 2/1/38	750	755,723
Benton, School District No. 8, Prerefunded to 8/1/13, 4.85%, 2/1/40	1,000	1,007,720
Conway, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	804,307
Siloam Springs, School District No. 21, Prerefunded to 12/1/13, 4.60%, 6/1/34	1,000	1,021,900

		$3,900,965

General Obligations — 17.0%
Arkansas, 4.75%, 6/1/29	$750	$833,235
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,740,760
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,075,010
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,037,590
Bradford, Special School District, 4.75%, 2/1/39	315	326,882
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,546,203
Conroe, Independent School District, 5.00%, 2/15/35	150	171,628
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,293,662
Pulaski County, Special School District, 5.00%, 2/1/35	500	519,825
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,055,680
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,061,280

		$11,661,755

Housing — 1.9%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$433,891
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	380	391,271
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	275	275,644

1

Security	Principal Amount (000’s omitted)	Value
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	$160	$164,773

		$1,265,579

Industrial Development Revenue — 3.0%
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	$2,000	$2,028,800

		$2,028,800

Insured-Education — 8.7%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,065,230
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,209,790
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,373,250
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,239,631
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,092,590

		$5,980,491

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$650	$659,886
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	553,119
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	326,445

		$1,539,450

Insured-Escrowed/Prerefunded — 4.1%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29(1)	$1,000	$1,047,030
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	640	679,354
University of Arkansas, (UAMS Campus), (NPFG), Prerefunded to 11/1/14, 5.00%, 11/1/34	1,000	1,066,070

		$2,792,454

Insured-General Obligations — 0.7%
Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$478,665

		$478,665

Insured-Health - Miscellaneous — 0.8%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$65	$63,929
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	511,365

		$575,294

Insured-Hospital — 6.5%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,196,521
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,579,155
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,647,585

		$4,423,261

Insured-Lease Revenue/Certificates of Participation — 1.9%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,329,040

		$1,329,040

Insured-Other Revenue — 5.6%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$705,690
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	415,101
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,220,870

2

Security	Principal Amount (000’s omitted)	Value
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	$7,445	$1,507,091

		$3,848,752

Insured-Special Tax Revenue — 2.5%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$25	$25,924
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,024,120
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	155,310
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,760	465,308
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	20	20,517

		$1,691,179

Insured-Utilities — 3.5%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$832,260
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,574,037

		$2,406,297

Insured-Water and Sewer — 6.7%
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	$500	$565,340
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,055,570
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	496,485
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	829,447
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	548,360
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,096,310

		$4,591,512

Lease Revenue/Certificates of Participation — 4.3%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,344,938
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,618,695

		$2,963,633

Special Tax Revenue — 7.7%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$750	$753,218
Cabot Sales & Use Tax, (Refunding & Improvement), 3.25%, 6/1/38(2)	500	479,690
Cabot Sales & Use Tax, (Refunding & Improvement), 3.50%, 6/1/33(2)	500	477,090
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	476,256
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	529,511
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	1,100	1,153,713
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	210	216,409
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	531,030
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	130,256
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	507,001

		$5,254,174

Transportation — 2.4%
Arizona Department of Transportation Board Highway Revenue, 5.00%, 7/1/29	$1,000	$1,158,390
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	500	500,380

		$1,658,770

Water and Sewer — 4.6%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,114,720
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	656,975
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	554,465
New York Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	750	818,520

		$3,144,680

3

Value
Total Tax-Exempt Investments — 98.4% (identified cost $64,286,361)	$67,408,616

Other Assets, Less Liabilities — 1.6%	$1,062,532

Net Assets — 100.0%	$68,471,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 44.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 26.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	75 U.S. Long Treasury Bond	Short	$(10,547,910)	$(10,502,344)	$45,566

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $45,566.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,127,492

Gross unrealized appreciation	$3,691,980
Gross unrealized depreciation	(410,856)

Net unrealized appreciation	$3,281,124

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,408,616	$—	$67,408,616
Total Investments	$—	$67,408,616	$—	$67,408,616
Futures Contracts	$45,566	$—	$—	$45,566
Total	$45,566	$67,408,616	$—	$67,454,182

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Georgia Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Security	Principal Amount (000’s omitted)	Value
Education — 5.6%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$635,388
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	860,520
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	866,257
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,665,120

		$4,027,285

Electric Utilities — 1.5%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,093,950

		$1,093,950

Escrowed/Prerefunded — 1.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,064,968

		$1,064,968

General Obligations — 15.8%
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	$1,000	$1,084,920
Georgia, 2.00%, 8/1/27	315	286,011
Georgia, 5.00%, 7/1/26	200	242,120
Georgia, 5.00%, 7/1/29	600	706,512
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	5,092,245
Gwinnett County, Water and Sewerage Authority, 5.00%, 8/1/23	500	606,965
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,693,920
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	552,875
Lincoln County School District, 5.50%, 4/1/37	1,000	1,140,580

		$11,406,148

Hospital — 8.9%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,153,940
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,301,140
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	831,232
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,093,240

		$6,379,552

Housing — 0.7%
Georgia Housing and Finance Authority, (AMT), 4.00%, 6/1/30	$500	$502,330

		$502,330

Industrial Development Revenue — 5.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,376,480
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	986,485
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	320	321,184

		$3,684,149

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.7%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,245,836

		$1,245,836

Insured-Electric Utilities — 10.2%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$2,295	$2,514,953
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,143,530
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,255,540
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/25	485	587,131
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	395,932
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	553,119
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	300	301,746
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	610	622,285

		$7,374,236

Insured-General Obligations — 3.0%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,410,328
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	731,392

		$2,141,720

Insured-Hospital — 2.7%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,950,305

		$1,950,305

Insured-Lease Revenue/Certificates of Participation — 4.4%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$930	$937,459
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,093,520
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,130,180

		$3,161,159

Insured-Special Tax Revenue — 2.6%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,294,542
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	558,145

		$1,852,687

Insured-Transportation — 2.8%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$829,651
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,148,990

		$1,978,641

Insured-Water and Sewer — 8.6%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$549,300
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,919,321
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,385,187
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,238,140
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,097,550

		$6,189,498

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.2%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$860,108

		$860,108

Special Tax Revenue — 9.5%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,230,530
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	857,288
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,901,777
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	224,209
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	240,990
Metropolitan Atlanta Rapid Transit Authority, 4.00%, 7/1/31	1,000	1,036,620
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	825	850,179
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	507,001

		$6,848,594

Transportation — 1.9%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$816,308
Atlanta, Airport Revenue, (AMT), 5.00%, 1/1/37	500	533,200

		$1,349,508

Water and Sewer — 14.1%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,152,870
Cherokee County, Water and Sewer Authority, 5.00%, 8/1/32	1,000	1,152,780
Columbia County, Water and Sewer Revenue, 4.50%, 6/1/33	2,080	2,259,941
Columbus, Water and Sewer Revenue, 5.00%, 5/1/30	750	869,797
Fayette County, Water Revenue, 5.00%, 10/1/25	500	595,890
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,326,182
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,706,025
New York Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,095,290

		$10,158,775

Total Tax-Exempt Investments — 101.8% (identified cost $67,810,975)		$73,269,449

Other Assets, Less Liabilities — (1.8)%		$(1,285,035)

Net Assets — 100.0%		$71,984,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 35.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	105 U.S. Long Treasury Bond	Short	$(14,767,073)	$(14,703,281)	$63,792

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $63,792.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,386,568

Gross unrealized appreciation	$5,861,172
Gross unrealized depreciation	(353,291)

Net unrealized appreciation	$5,507,881

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$73,269,449	$—	$73,269,449
Total Investments	$—	$73,269,449	$—	$73,269,449
Futures Contracts	$63,792	$—	$—	$63,792
Total	$63,792	$73,269,449	$—	$73,333,241

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Kentucky Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,172,980
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	577,655

		$1,750,635

Education — 4.2%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,308,826
Murray State University, General Receipts, 4.00%, 9/1/33(1)	1,030	1,072,642

		$2,381,468

Escrowed/Prerefunded — 3.6%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$2,031,795

		$2,031,795

General Obligations — 6.2%
Kenton County, 4.625%, 4/1/34	$750	$827,025
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,119,580
Lexington-Fayette Urban County Airport Board, (AMT), 5.00%, 7/1/30	500	555,650
Owensboro, 4.00%, 6/1/32	1,000	1,036,360

		$3,538,615

Hospital — 11.6%
City of Russell, (Bon Secours Health System), 5.00%, 11/1/26	$1,000	$1,106,030
Kentucky Economic Development Finance Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	1,000	1,077,050
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	267,055
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	568,285
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	556,040
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	750	829,808
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	1,009,240
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	586,110
Warren County, (Bowling Green-Warren County Community Hospital Corp.), 5.00%, 4/1/35	525	569,310

		$6,568,928

Housing — 3.0%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$95	$97,979
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,525	1,605,109

		$1,703,088

Industrial Development Revenue — 2.9%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$553,170
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,642

		$1,623,812

1

Security	Principal Amount (000’s omitted)	Value
Insured-Bond Bank — 1.9%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,096,644

		$1,096,644

Insured-Electric Utilities — 14.7%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,093,750
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,133,280
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,124,000
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,682,300
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35(2)	1,200	1,304,268
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	471,908
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	576,545

		$8,386,051

Insured-Escrowed/Prerefunded — 3.8%
Jefferson County, School District Finance Corp., (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,118,150
Louisville & Jefferson County Metropolitan Sewer District, (FGIC), (NPFG), Prerefunded to 5/15/14, 5.00%, 5/15/38	750	791,633
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	273,612

		$2,183,395

Insured-Hospital — 5.3%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	$5,730	$3,017,303

		$3,017,303

Insured-Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$255,350

		$255,350

Insured-Lease Revenue/Certificates of Participation — 9.2%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,167,342
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	557,430
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	564,570
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,004,230
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	908,994
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,050,860

		$5,253,426

Insured-Transportation — 4.5%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,115,180
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,435,533

		$2,550,713

Insured-Water and Sewer — 4.8%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$514,335
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,071,100
Owensboro, (AGC), 5.00%, 9/15/26	500	555,915
Owensboro, (AGC), 5.00%, 9/15/27	290	323,037
Owensboro, (AGC), 5.00%, 9/15/31	225	250,231

		$2,714,618

Lease Revenue/Certificates of Participation — 9.1%
Fayette County, School District Finance Corp., 4.00%, 4/1/25	$400	$438,804
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,651,643

2

Security	Principal Amount (000’s omitted)	Value
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.00%, 9/1/22	$1,000	$1,192,440
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	872,520

		$5,155,407

Other Revenue — 0.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$310,787

		$310,787

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$76,559
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	82,156
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	130,256
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	378,794

		$667,765

Transportation — 4.0%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$573,195
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,152,750
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	573,625

		$2,299,570

Water and Sewer — 4.3%
Louisville & Jefferson County Metropolitan Sewer District, 4.00%, 5/15/35	$750	$752,745
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	500	582,765
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,129,640

		$2,465,150

Total Tax-Exempt Investments — 98.4% (identified cost $51,865,960)		$55,954,520

Other Assets, Less Liabilities — 1.6%		$908,395

Net Assets — 100.0%		$56,862,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 10.9% of the Fund’s net assets at May 31, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 45.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 20.5% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

3

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	65 U.S. Long Treasury Bond	Short	$(9,141,521)	$(9,102,031)	$39,490

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $39,490.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,812,885

Gross unrealized appreciation	$4,297,614
Gross unrealized depreciation	(155,979)

Net unrealized appreciation	$4,141,635

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,954,520	$—	$55,954,520
Total Investments	$—	$55,954,520	$—	$55,954,520
Futures Contracts	$39,490	$—	$—	$39,490
Total	$39,490	$55,954,520	$—	$55,994,010

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Maryland Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value
Education — 13.0%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,113,770
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,275,860
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,220,912
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,043,480
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,565,370
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	111,984
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,037,630
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,651,147

		$11,020,153

Escrowed/Prerefunded — 5.5%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,044,600
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,614,481

		$4,659,081

General Obligations — 15.3%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,233,172
Baltimore County, 4.00%, 8/1/26	1,000	1,111,210
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,249,920
Baltimore, Series A, 5.00%, 10/15/27	750	884,970
Baltimore, Series B, 4.00%, 10/15/25	1,520	1,677,776
Maryland, 5.00%, 11/1/19	2,000	2,451,560
Montgomery County, 5.00%, 5/1/23	1,000	1,147,780
Montgomery County, 5.00%, 5/1/25	1,500	1,710,525
Prince George’s County Housing Authority, 5.00%, 9/15/29	425	499,044

		$12,965,957

Hospital — 15.2%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$875,378
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,092,110
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,135,400
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,179,240
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,000	1,074,810
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,532,348

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	$1,000	$1,091,020
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,353,280
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,704,947
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	803,633

		$12,842,166

Housing — 6.3%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,038,540
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,214,214
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,023,960
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,965	2,023,400

		$5,300,114

Industrial Development Revenue — 2.5%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$865	$810,963
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	175	174,906
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,086,180

		$2,072,049

Insured-Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,441,536

		$1,441,536

Insured-Escrowed/Prerefunded — 5.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/14	$3,145	$3,906,153
Maryland Transportation Authority, (AGM), Escrowed to Maturity, 5.00%, 7/1/28	1,000	1,050,850

		$4,957,003

Insured-Hospital — 5.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$764,783
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,550,950

		$4,315,733

Insured-Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$228,976
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,150	446,131

		$675,107

Insured-Transportation — 4.6%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,500	$1,670,955
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,194,760

		$3,865,715

Insured-Water and Sewer — 4.7%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,173,510
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,315,860
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	501,710

		$3,991,080

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,110	$413,701

		$413,701

Senior Living/Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$536,571
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	383,137
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	509,920

		$1,429,628

Special Tax Revenue — 8.5%
Baltimore, (Clipper Mill), 6.25%, 9/1/33	$743	$769,830
Baltimore, (Strathdale Manor), 7.00%, 7/1/33	495	501,692
Maryland State Department of Transportation, 5.00%, 2/15/28	2,000	2,336,940
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,172,210
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	278,050
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,102,261

		$7,160,983

Transportation — 10.0%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,152,400
Maryland Transportation Authority, 4.00%, 7/1/27	2,000	2,161,260
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,345,260
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,781,225

		$8,440,145

Total Tax-Exempt Investments — 101.3% (identified cost $80,520,414)		$85,550,151

Other Assets, Less Liabilities — (1.3)%		$(1,089,453)

Net Assets — 100.0%		$84,460,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 9.5% of total investments.

3

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $572,261.

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	38 U.S. Long Treasury Bond	Short	$(5,344,274)	$(5,321,187)	$23,087

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $23,087.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,528,200

Gross unrealized appreciation	$6,073,579
Gross unrealized depreciation	(861,628)

Net unrealized appreciation	$5,211,951

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$85,550,151	$—	$85,550,151
Total Investments	$—	$85,550,151	$—	$85,550,151
Futures Contracts	$23,087	$—	$—	$23,087
Total	$23,087	$85,550,151	$—	$85,573,238

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$821,785
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	694,543
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	65	67,121
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,191,100

		$2,774,549

Education — 6.0%
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/33	$2,000	$2,235,160
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,728,195
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,468,966

		$5,432,321

Escrowed/Prerefunded — 0.3%
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), Escrowed to 2/15/14, 5.70%, 2/15/34	$250	$259,487

		$259,487

General Obligations — 16.7%
Belton School District No. 124, (Direct Deposit Program), 4.00%, 3/1/28	$1,000	$1,049,110
Clay County, Public School District, 5.00%, 3/1/28	1,000	1,148,320
Columbia School District, 5.00%, 3/1/31	1,000	1,148,140
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,127,530
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,123,620
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,135,110
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	1,000	928,660
Joplin Schools, (Direct Deposit Program), 4.00%, 3/1/31	1,000	1,041,380
Kansas City, 4.75%, 2/1/25	1,000	1,133,040
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,173,680
Saint Louis County Pattonville School District R-3, 4.00%, 3/1/25	750	824,827
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	472,450
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	446,410
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	853,935
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,462,620

		$15,068,832

Hospital — 7.6%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,014,280
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,087,170
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	955	982,848

1

Security	Principal Amount (000’s omitted)	Value
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	$1,000	$1,096,710
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,081,630
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,070,860
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	557,740

		$6,891,238

Housing — 2.3%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$795	$797,202
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	505,642
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	170	181,825
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	495	516,973
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	100	102,338

		$2,103,980

Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,770,154

		$1,770,154

Insured-Education — 1.2%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,121,550

		$1,121,550

Insured-Electric Utilities — 8.4%
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,252,835
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	1,500	1,655,655
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	395,932
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	280	281,588
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	580	591,681
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,384,018

		$7,561,709

Insured-Escrowed/Prerefunded — 3.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,089,446

		$3,089,446

Insured-General Obligations — 7.6%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,295,052
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,112,580
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,135,450
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	976,640
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,242,960
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,111,720

		$6,874,402

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 5.9%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,225,160
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,101,267

		$5,326,427

Insured-Industrial Development Revenue — 0.9%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$760,919

		$760,919

Insured-Lease Revenue/Certificates of Participation — 5.0%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$798,420
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,377,595
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,034,523
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,329,040

		$4,539,578

Insured-Special Tax Revenue — 5.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,898,890
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,111,750
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	552,975

		$4,563,615

Insured-Transportation — 4.7%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,060	$2,064,429
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	955,045
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,180,910

		$4,200,384

Insured-Water and Sewer — 1.2%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,108,030

		$1,108,030

Other Revenue — 3.0%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,733,100

		$2,733,100

Senior Living/Life Care — 3.7%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$935,906
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,335,022
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,028,280

		$3,299,208

Special Tax Revenue — 4.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$295,299
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	323,146
Kansas City, Tax Increment Revenue, (Maincor Project), Series A, 5.25%, 3/1/18	555	582,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,150	1,233,916
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,350	1,391,202

		$3,826,063

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 2.5%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,125,130
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,120,800

		$2,245,930

Water and Sewer — 6.4%
Kansas City, Sanitation Sewer System Revenue, 4.00%, 1/1/32	$500	$522,350
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	1,200	1,354,596
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,681,292
Metropolitan St. Louis Sewer District, 5.00%, 5/1/42	1,000	1,132,430
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series CC, 5.00%, 6/15/47	1,000	1,095,290

		$5,785,958

Total Tax-Exempt Investments — 101.2% (identified cost $83,633,094)		$91,336,880

Other Assets, Less Liabilities — (1.2)%		$(1,070,238)

Net Assets — 100.0%		$90,266,642

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 42.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 17.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,034,429.

4

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	39 U.S. 10-Year Treasury Note	Short	$(5,085,163)	$(5,039,531)	$45,632
9/13	9 U.S. Long Treasury Bond	Short	(1,265,749)	(1,260,281)	5,468

					$51,100

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $51,100.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$81,664,488

Gross unrealized appreciation	$8,109,292
Gross unrealized depreciation	(316,900)

Net unrealized appreciation	$7,792,392

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$91,336,880	$—	$91,336,880
Total Investments	$—	$91,336,880	$—	$91,336,880
Futures Contracts	$51,100	$—	$—	$51,100
Total	$51,100	$91,336,880	$—	$91,387,980

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value
Education — 10.1%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$1,500	$1,685,685
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,754,950
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,641,776
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,302,564
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,429,650
University of North Carolina at Greensboro, 3.75%, 4/1/32	785	782,339
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,158,995

		$14,755,959

Electric Utilities — 6.5%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, (Duke Energy Carolinas), Series B, 4.625%, 11/1/40	$1,500	$1,580,775
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	1,500	1,671,495
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,440,040
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	1,000	903,130
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,357,231
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	1,006,918
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	632,000

		$9,591,589

Escrowed/Prerefunded — 2.4%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,729,533
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,806,040

		$3,535,573

General Obligations — 2.3%
Charlotte, 5.00%, 7/1/29	$1,000	$1,003,380
North Carolina, 4.00%, 6/1/23	2,000	2,331,700

		$3,335,080

Hospital — 18.4%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,273,720
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,475,226
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,219,960
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	888,764
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,484,369
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,113,140
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	990,243
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,818,712
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,973,175
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Cape Fear Valley Health System), 5.00%, 10/1/32	1,000	1,108,840
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Duke University Health System), 5.00%, 6/1/42	1,250	1,387,063
North Carolina Medical Care Commission, Health Care Facilities Revenue, (WakeMed), 5.00%, 10/1/31	2,000	2,226,060

		$26,959,272

1

Security	Principal Amount (000’s omitted)	Value
Housing — 4.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,481,008
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	1,970	2,000,554
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,730	1,775,430
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	800	821,256
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	855	876,589

		$6,954,837

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$840,533

		$840,533

Insured-Education — 1.4%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$865,631
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,147,283

		$2,012,914

Insured-Electric Utilities — 3.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,127,138
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,121,080
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,749,866
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600	603,492

		$5,601,576

Insured-Escrowed/Prerefunded — 3.3%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), Prerefunded to 4/1/14, 5.25%, 4/1/26	$500	$520,710
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), Escrowed to 10/1/13, 5.375%, 10/1/24	1,025	1,041,943
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.625%, 10/1/38	1,000	1,071,080
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.875%, 10/1/38	2,090	2,245,496

		$4,879,229

Insured-General Obligations — 0.6%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$891,232

		$891,232

Insured-Hospital — 4.3%
Johnston Memorial Hospital, (AGM), 16.093%, 10/1/36(2)(3)(4)	$1,675	$2,162,626
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,702,225
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,430,925

		$6,295,776

Insured-Lease Revenue/Certificates of Participation — 1.9%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,670,175
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,082,440

		$2,752,615

Insured-Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$563,266
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,775	671,605
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,278,320
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	495	83,452

		$3,596,643

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.6%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$10,000	$3,840,800
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,129,180
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	1,800	1,803,870

		$6,773,850

Lease Revenue/Certificates of Participation — 14.9%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,759,467
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,611,456
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,948,387
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,133,320
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,122,200
Huntersville, 4.00%, 6/1/27	255	269,022
Huntersville, 4.00%, 6/1/28	500	521,710
Huntersville, 4.00%, 6/1/29	245	254,099
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,135,290
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,952,283
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,157,230
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,141,870
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,153,470
Onslow County, 4.00%, 6/1/33	2,135	2,197,129
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,207,940
Wake County, 5.00%, 6/1/36	1,000	1,122,200
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,142,040

		$21,829,113

Other Revenue — 2.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$1,249,554
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,225,320
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,269,997

		$3,744,871

Senior Living/Life Care — 1.3%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,943,206

		$1,943,206

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,148,250

		$1,148,250

Special Tax Revenue — 2.7%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,625	$649,808
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,620	2,699,962
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	635,208

		$3,984,978

Transportation — 4.9%
Charlotte Airport, 5.50%, 7/1/34	$535	$616,266
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,607,505
Charlotte Airport, (AMT), 5.00%, 7/1/41	2,600	2,762,292
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,122,360
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,101,640

		$7,210,063

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 10.7%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,776,411
Cary, Combined Enterprise System Revenue, 4.00%, 12/1/37	2,000	2,081,060
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,239,280
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,160,140
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,021,436
Raleigh, Combined Enterprise System Revenue, 3.375%, 3/1/38	1,000	914,860
Raleigh, Combined Enterprise System Revenue, 4.00%, 3/1/32	1,000	1,053,220
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,169,750
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,316,200

		$15,732,357

Total Tax-Exempt Investments — 105.3% (identified cost $142,262,469)		$154,369,516

Other Assets, Less Liabilities — (5.3)%		$(7,742,369)

Net Assets — 100.0%		$146,627,147

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 11.9% of the Fund’s net assets at May 31, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 10.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2013.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $2,162,626 or 1.5% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,638,832.

4

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,238,392

Gross unrealized appreciation	$13,161,700
Gross unrealized depreciation	(965,576)

Net unrealized appreciation	$12,196,124

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$154,369,516	$—	$154,369,516
Total Investments	$—	$154,369,516	$—	$154,369,516

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Oregon Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.2%

Security	Principal Amount (000’s omitted)	Value
Education — 7.3%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,071,970
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,296,220
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,040,000
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	544,235
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,078,450
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	276,800
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	283,308
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,814,271
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,330,040

		$12,735,294

Electric Utilities — 1.4%
Eugene, Electric Utility System, 5.00%, 8/1/25	$945	$1,110,243
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,379,962

		$2,490,205

General Obligations — 40.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, 4.00%, 6/15/25	$3,815	$4,222,289
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	918,930
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,443,225
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	374,493
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	213,809
Clackamas County, School District No. 46, 0.00%, 6/15/39	10,210	3,402,380
Clackamas County, School District No. 86, 4.00%, 6/15/25	650	717,197
Deschutes and Jefferson Counties, Redmond School District No. 2J, 4.00%, 6/15/28	470	503,520
Deschutes and Jefferson Counties, Redmond School District No. 2J, 4.00%, 6/15/29	1,865	1,983,148
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	460	327,244
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	2,017,840
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	2,325	1,155,246
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	8,975,520
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/24	1,785	2,145,981
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/25	1,445	1,722,339
Marion and Linn Counties, North Santiam School District No. 29J, 4.00%, 6/15/26	1,305	1,426,378
Marion and Linn Counties, North Santiam School District No. 29J, 4.00%, 6/15/27	1,405	1,514,674
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	577,290
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	650,013
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	456,210
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	593,884
Multnomah County School District No. 40, 0.00%, 6/15/24	1,640	1,227,917
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,560,759
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	782,586
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/32	4,000	1,869,600
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,170,222
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	725,167

1

Security	Principal Amount (000’s omitted)	Value
Portland Community College District, 4.00%, 6/15/30	$5,970	$6,348,199
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,383,539
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,329,600
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	490,710
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,842,175
Salem-Keizer, School District No. 24J, 0.00%, 6/15/28	3,745	2,243,929
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	564,690
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	6,694,102
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,322,835
Yamhill County, McMinnville School District No. 40, 4.00%, 6/15/27	2,535	2,746,546

		$70,644,186

Hospital — 6.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,148,750
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,740	1,747,047
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,507,268
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	283,095
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,973,499

		$10,659,659

Housing — 6.4%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$755	$755,370
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,090	2,145,176
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,285,300
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	1,490	1,538,321
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	790	804,591
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	500	521,650

		$11,050,408

Insured – Education — 2.5%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$4,241,696

		$4,241,696

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,741,085
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,775,649

		$4,516,734

Insured – General Obligations — 5.2%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$828,685
Clackamas and Washington Counties, School District No. 3, (FGIC), (NPFG), 0.00%, 6/15/23	800	624,280
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,260,120
Newport, (AGC), 0.00%, 6/1/28	1,000	599,970
Newport, (AGC), 0.00%, 6/1/29	1,225	708,124
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	1,014,437

		$9,035,616

2

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 2.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,555,326
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,427,260

		$4,982,586

Insured – Special Tax Revenue — 4.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$233,139
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,636,888
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,039,482
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	3,106,200
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	26,785	2,313,688
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,000	168,590

		$8,497,987

Insured – Transportation — 3.4%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$328,762
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,756,511
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,805	2,042,791
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,803,870

		$5,931,934

Other Revenue — 6.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,866,498
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	9,890,971

		$11,757,469

Special Tax Revenue — 4.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$13,180	$992,981
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,379,314
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	879,968

		$7,252,263

Transportation — 3.5%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,356,560
Redmond Airport Revenue, 5.50%, 6/1/24	215	238,214
Redmond Airport Revenue, 5.75%, 6/1/27	200	221,200
Redmond Airport Revenue, 6.00%, 6/1/34	550	605,627
Redmond Airport Revenue, 6.25%, 6/1/39	600	664,500

		$6,086,101

Water and Sewer — 7.2%
Portland, Water System, 4.00%, 10/1/29	$5,000	$5,311,150
Portland, Water System, 5.00%, 5/1/35	1,865	2,111,329
Tigard, Washington County Water System Revenue, 5.00%, 8/1/37	4,550	5,113,290

		$12,535,769

Total Tax-Exempt Municipal Securities — 105.2% (identified cost $171,091,532)		$182,417,907

3

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.1%
Oregon Department of Transportation, Highway User Tax, 5.784%, 11/15/30(3)	$1,500	$1,851,030

		$1,851,030

Utilities — 2.7%
Port of Morrow, Transmission Facilities, (Bonneville Cooperation Project 1), 3.675%, 9/1/42	$5,000	$4,787,650

		$4,787,650

Total Taxable Municipal Securities — 3.8% (identified cost $6,900,253)		$6,638,680

Total Investments — 109.0% (identified cost $177,991,785)		$189,056,587

Other Assets, Less Liabilities — (9.0)%		$(15,536,842)

Net Assets — 100.0%		$173,519,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 13.3% of the Fund’s net assets at May 31, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 8.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,704,155.

(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

4

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,138,502

Gross unrealized appreciation	$15,341,657
Gross unrealized depreciation	(3,793,572)

Net unrealized appreciation	$11,548,085

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$182,417,907	$—	$182,417,907
Taxable Municipal Securities	—	6,638,680	—	6,638,680
Total Investments	$—	$189,056,587	$—	$189,056,587

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.0%

Security	Principal Amount (000’s omitted)	Value
Education — 4.4%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,609,088
University of South Carolina, Higher Education Facilities Revenue, 5.00%, 5/1/39	2,365	2,629,620

		$7,238,708

Electric Utilities — 8.9%
Berkeley County, 4.00%, 6/1/28	$5,000	$5,293,850
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	4,510	5,280,353
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,062,245

		$14,636,448

Escrowed/Prerefunded — 0.2%
Charleston Educational Excellence Financing Corp., (Charleston County School District), Escrowed to 12/1/15,, 5.25%, 12/1/22	$320	$358,112

		$358,112

Lease Revenue/Certificates of Participation — 14.7%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,574,448
Charleston Educational Excellence Financing Corp., (Charleston County School District), 4.00%, 12/1/28(1)	5,000	5,278,900
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,680,950
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,401,190
Laurens County, School District, 5.25%, 12/1/30	4,645	4,796,891
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,602,050
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,798,783
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	535,699
Newberry County, School District, 5.25%, 12/1/25	1,320	1,427,435

		$24,096,346

General Obligations — 7.7%
Charleston County, 4.00%, 11/1/29	$4,300	$4,652,600
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	553,674
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	630	699,331
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/23	655	722,347
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	748,178
South Carolina, 3.25%, 8/1/30	1,760	1,766,723
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,498,703

		$12,641,556

Hospital — 24.7%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$2,500	$2,718,325
Greenville Hospital System Board, 5.00%, 5/1/29	3,000	3,331,110
Greenwood County, 5.375%, 10/1/39	3,835	4,206,995
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,500	1,641,090
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,966,161
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,260,978
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,765,775
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	2,250	2,468,520
South Carolina Jobs Economic Development Authority, (Conway Hospital, Inc. Project), 5.00%, 7/1/37	3,055	3,301,386

1

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	$1,640	$1,642,788
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,110	2,104,577
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,090	2,096,458
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,689,878
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,772,500
Spartanburg County Regional Health Services District, 5.00%, 4/15/37	1,500	1,629,135

		$40,595,676

Industrial Development Revenue — 2.4%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,505,850
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,419,628
South Carolina Jobs Economic Development Authority, (South Carolina Electric & Gas Co.), 4.00%, 2/1/28	1,000	1,042,760

		$3,968,238

Insured-Electric Utilities — 9.2%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$4,454,600
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,682,950
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,522,252
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,441,598
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,358,856
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,388,466
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	955,529
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	336,646

		$15,140,897

Insured-General Obligations — 1.1%
Berkeley County, (AGM), 2.00%, 9/1/25	$240	$223,968
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,531,683

		$1,755,651

Insured-Lease Revenue/Certificates of Participation — 2.7%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,351,465
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,080,940

		$4,432,405

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,060	$264,323
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,000	168,590

		$432,913

Insured-Transportation — 2.4%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$2,705,805
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,188,403

		$3,894,208

Insured-Utilities — 2.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,265,220
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,588,000

		$3,853,220

Insured-Water and Sewer — 4.4%
Greenwood, Metropolitan District Sewer System, (AGM), 15.271%, 10/1/30(3)(4)(5)	$1,875	$2,745,975
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,253,035
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,231,115

		$7,230,125

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 14.7%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,574,448
Charleston Educational Excellence Financing Corp., (Charleston County School District), 4.00%, 12/1/28(1)	5,000	5,278,900
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,680,950
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,401,190
Laurens County, School District, 5.25%, 12/1/30	4,645	4,796,891
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,602,050
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,798,783
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	535,699
Newberry County, School District, 5.25%, 12/1/25	1,320	1,427,435

		$24,096,346

Other Revenue — 1.2%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,978,000

		$1,978,000

Special Tax Revenue — 4.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$24,080	$1,814,187
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,379,315
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	944,071

		$8,137,573

Student Loan — 1.4%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,100	$2,277,492

		$2,277,492

Transportation — 5.7%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,097,612
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/29	5,000	5,231,900

		$9,329,512

Water and Sewer — 9.4%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,151,930
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,398,760
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	7,500	8,383,125
North Charleston Sewer District, 2.00%, 1/1/29	1,000	860,910
North Charleston Sewer District, 2.00%, 1/1/30	1,000	852,910
North Charleston Sewer District, 2.00%, 1/1/31	1,000	837,770

		$15,485,405

Total Tax-Exempt Investments — 108.0% (identified cost $165,341,536)		$177,482,485

Other Assets, Less Liabilities — (8.0)%		$(13,089,787)

Net Assets — 100.0%		$164,392,698

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 11.4% of the Fund’s net assets at May 31, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 6.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,578,244.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $2,745,975 or 1.7% of the Fund’s net assets.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2013.

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,094,679

Gross unrealized appreciation	$13,375,560
Gross unrealized depreciation	(877,754)

Net unrealized appreciation	$12,497,806

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$177,482,485	$—	$177,482,485
Total Investments	$—	$177,482,485	$—	$177,482,485

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tennessee Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Education — 9.2%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,583,446
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,111,190
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	382,242
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,656,780

		$4,733,658

Electric Utilities — 5.4%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,678,110
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	554,895
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	564,825

		$2,797,830

General Obligations — 11.0%
Johnson City, 5.00%, 6/1/31	$350	$392,977
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 1/1/33	750	869,032
Shelby County, 5.00%, 3/1/26	1,000	1,186,860
Tennessee, 4.00%, 8/1/25	1,000	1,125,820
Tennessee, 5.00%, 5/1/29	1,000	1,165,890
Williamson County, 3.25%, 4/1/17	850	932,016

		$5,672,595

Hospital — 17.3%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$591,345
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,048,840
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,409,850
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	769,536
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	501,620
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,171,522
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 4.00%, 5/1/29	750	767,227
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,091,990
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	540,730
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,058,150

		$8,950,810

Housing — 3.7%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$405	$416,194
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,065	1,110,848
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	385	399,711

		$1,926,753

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.5%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$260	$260,052
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	480	518,280

		$778,332

Insured-Education — 2.7%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,377,797

		$1,377,797

Insured-Electric Utilities — 8.8%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$885	$997,590
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	688,164
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,036,180
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	965,230
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	263,955
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	280	281,588
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	165	165,960
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	125	127,517

		$4,526,184

Insured-Escrowed/Prerefunded — 6.4%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$225	$225,848
Knox County, First Utility District, (NPFG), Escrowed to 12/1/16, 5.00%, 12/1/25	875	1,006,224
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,095,240

		$3,327,312

Insured-General Obligations — 7.0%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$553,305
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,290,209
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,755,780

		$3,599,294

Insured-Lease Revenue/Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$664,520

		$664,520

Insured-Special Tax Revenue — 2.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$4,450	$601,996
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	515,498

		$1,117,494

Insured-Transportation — 1.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$590	$596,012

		$596,012

Insured-Water and Sewer — 7.6%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,185,910
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,100,590
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,085,250
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	555,075

		$3,926,825

Special Tax Revenue — 1.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$147,650
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	158,834
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	170	175,188
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	378,794

		$860,466

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.9%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$564,980
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,470,050

		$2,035,030

Water and Sewer — 7.3%
Knox County, Hallsdale-Powell Utility District, 4.00%, 4/1/34	$1,500	$1,566,375
Metropolitan Government of Nashville and Davidson County, Water & Sewer Revenue, 5.00%, 7/1/40	750	843,848
Rutherford County, Consolidated Utility District, Waterworks Revenue, 4.00%, 2/1/27	1,250	1,377,800

		$3,788,023

Total Tax-Exempt Investments — 98.1% (identified cost $47,385,846)		$50,678,935

Other Assets, Less Liabilities — 1.9%		$998,404

Net Assets — 100.0%		$51,677,339

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 15.4% of total investments.

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	60 U.S. Long Treasury Bond	Short	$(8,438,328)	$(8,401,875)	$36,453

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $36,453.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

3

Aggregate cost	$47,335,791

Gross unrealized appreciation	$4,134,801
Gross unrealized depreciation	(791,657)

Net unrealized appreciation	$3,343,144

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$50,678,935	$—	$50,678,935
Total Investments	$—	$50,678,935	$—	$50,678,935
Futures Contracts	$36,453	$—	$—	$36,453
Total	$36,453	$50,678,935	$—	$50,715,388

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,172,730

		$1,172,730

Education — 9.7%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,889,363
University of Virginia, 5.00%, 6/1/40	3,100	3,459,197
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,491,080
Virginia College Building Authority, 5.00%, 9/1/38	275	305,272

		$10,144,912

Electric Utilities — 3.5%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,577,445
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,058,504

		$3,635,949

Escrowed/Prerefunded — 1.4%
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.20%, 10/1/30	$465	$481,917
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.35%, 10/1/36	1,000	1,036,870

		$1,518,787

General Obligations — 9.5%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,292,576
Portsmouth, 4.75%, 7/15/25	500	568,350
Portsmouth, 5.25%, 7/15/25	675	801,373
Virginia, 4.00%, 6/1/26	1,000	1,125,090
Virginia, 5.00%, 6/1/31	2,000	2,337,600
Virginia Beach, 4.00%, 4/1/29	1,725	1,861,413

		$9,986,402

Hospital — 18.6%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$6,092,798
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,396,600
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	700	733,467
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,000	1,092,980
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,212,629
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,118,890
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,579,815
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,653,792
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,624,860

		$19,505,831

Security	Principal Amount (000’s omitted)	Value
Housing — 6.2%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,578,693
Virginia Housing Development Authority, (AMT), 20.405%, 10/1/35(3)(4)(5)	1,000	1,282,500
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,607,805

		$6,468,998

Insured-Education — 5.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,316,239

		$5,316,239

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	$1,000	$1,084,910

		$1,084,910

Insured-Hospital — 5.9%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$344,026
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,747,935
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,062,861

		$6,154,822

Insured-Lease Revenue/Certificates of Participation — 0.8%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$798,345

		$798,345

Insured-Other Revenue — 1.1%
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	$1,000	$1,118,600

		$1,118,600

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$424,646

		$424,646

Insured-Transportation — 15.0%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,746,650
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	960,925
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,635,136
Richmond Metropolitan Authority, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,405,112
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	142,346
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,828,079

		$15,718,248

Lease Revenue/Certificates of Participation — 1.6%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,689,840

		$1,689,840

Other Revenue — 2.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$14,980	$612,982
Fairfax County Economic Development Authority, (Silver Line Phase I Project), 5.00%, 4/1/37	1,000	1,092,010
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,284,362

		$2,989,354

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.2%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$101,288
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,134,606
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	1,022,660

		$2,258,554

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$866,925

		$866,925

Transportation — 3.0%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,115,210
Route 460 Funding Corp., 0.00%, 7/1/33	1,000	370,540
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,668,735

		$3,154,485

Water and Sewer — 9.5%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,124,390
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,664,245
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	501,149
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/30	500	264,950
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/31	1,300	641,641
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/32	1,500	703,545
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,104,982

		$10,004,902

Total Tax-Exempt Investments — 99.2% (identified cost $93,041,750)		$104,013,479

Other Assets, Less Liabilities — 0.8%		$853,514

Net Assets — 100.0%		$104,866,993

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2013, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 18.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,762,798.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2013, the aggregate value of these securities is $1,282,500 or 1.2% of the Fund’s net assets.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2013.

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	200 U.S. Long Treasury Bond	Short	$(28,127,759)	$(28,006,250)	$121,509

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $121,509.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,338,557

Gross unrealized appreciation	$11,807,032
Gross unrealized depreciation	(462,110)

Net unrealized appreciation	$11,344,922

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$104,013,479	$—	$104,013,479
Total Investments	$—	$104,013,479	$—	$104,013,479
Futures Contracts	$121,509	$—	$—	$121,509
Total	$121,509	$104,013,479	$—	$104,134,988

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2013